SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost, beginning balance	$ 1,544,578	$ 649,899	$ 249,177
Additions		938,635	392,649
Translation differences		(42,456)	8,073
Disposals		(1,500)
Property, plant and equipment, cost, ending balance		1,544,578	649,899
Accumulated depreciation Property, plant and equipment, beginning balance	227,291	206,658	158,941
Depreciation		33,101	39,560
Translation differences		(12,468)	8,157
Accumulated depreciation Property, plant and equipment, ending balance		227,291	206,658
Property, plant and equipment, ending balance	1,226,510	1,317,287	443,241
Property, plant and equipment, beginning balance	1,317,287	443,241
Property, plant and equipment, beginning balance	(1,317,287)	(443,241)
Property, plant and equipment, ending balance	(1,226,510)	(1,317,287)	(443,241)
Property, plant and equipment, net	1,226,510	1,317,287	443,241
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Additions	6,696	938,635
Translation differences	(107,288)	(42,456)
Disposals		(1,500)
Property, plant and equipment, ending balance	1,443,986	1,544,578	649,899
Property, plant and equipment, beginning balance	1,544,578	649,899
Property, plant and equipment, beginning balance	(1,544,578)	(649,899)
Property, plant and equipment, ending balance	(1,443,986)	(1,544,578)	(649,899)
Property, plant and equipment, net	1,443,986	1,544,578	649,899
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Translation differences	(20,129)	(12,468)
Depreciation	10,314	33,101
Property, plant and equipment, ending balance	(217,476)	(227,291)	(206,658)
Property, plant and equipment, beginning balance	(227,291)	(206,658)
Property, plant and equipment, beginning balance	227,291	206,658
Property, plant and equipment, ending balance	217,476	227,291	206,658
Property, plant and equipment, net	(217,476)	(227,291)	(206,658)
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost, beginning balance	29,019	31,944	28,308
Additions		460	2,590
Translation differences		(1,885)	1,046
Disposals		(1,500)
Property, plant and equipment, cost, ending balance		29,019	31,944
Accumulated depreciation Property, plant and equipment, beginning balance	27,588	26,794	21,947
Depreciation		2,399	3,933
Translation differences		(1,605)	914
Accumulated depreciation Property, plant and equipment, ending balance		27,588	26,794
Property, plant and equipment, ending balance	4,924	1,431	5,151
Property, plant and equipment, beginning balance	1,431	5,151
Property, plant and equipment, beginning balance	(1,431)	(5,151)
Property, plant and equipment, ending balance	(4,924)	(1,431)	(5,151)
Property, plant and equipment, net	4,924	1,431	5,151
Computer equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Additions	5,154	460
Translation differences	(2,583)	(1,885)
Disposals		(1,500)
Property, plant and equipment, ending balance	31,590	29,019	31,944
Property, plant and equipment, beginning balance	29,019	31,944
Property, plant and equipment, beginning balance	(29,019)	(31,944)
Property, plant and equipment, ending balance	(31,590)	(29,019)	(31,944)
Property, plant and equipment, net	31,590	29,019	31,944
Computer equipment [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Translation differences	(2,438)	(1,605)
Depreciation	1,516	2,399
Property, plant and equipment, ending balance	(26,666)	(27,588)	(26,794)
Property, plant and equipment, beginning balance	(27,588)	(26,794)
Property, plant and equipment, beginning balance	27,588	26,794
Property, plant and equipment, ending balance	26,666	27,588	26,794
Property, plant and equipment, net	(26,666)	(27,588)	(26,794)
Vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost, beginning balance	181,052	192,482	186,547
Additions
Translation differences		(11,430)	5,935
Disposals
Property, plant and equipment, cost, ending balance		181,052	192,482
Accumulated depreciation Property, plant and equipment, beginning balance	169,535	150,219	110,616
Depreciation		28,405	33,325
Translation differences		(9,089)	6,278
Accumulated depreciation Property, plant and equipment, ending balance		169,535	150,219
Property, plant and equipment, ending balance	3,757	11,517	42,263
Property, plant and equipment, beginning balance	11,517	42,263
Property, plant and equipment, beginning balance	(11,517)	(42,263)
Property, plant and equipment, ending balance	(3,757)	(11,517)	(42,263)
Property, plant and equipment, net	3,757	11,517	42,263
Vehicles [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Additions
Translation differences	(15,663)	(11,430)
Disposals
Property, plant and equipment, ending balance	165,389	181,052	192,482
Property, plant and equipment, beginning balance	181,052	192,482
Property, plant and equipment, beginning balance	(181,052)	(192,482)
Property, plant and equipment, ending balance	(165,389)	(181,052)	(192,482)
Property, plant and equipment, net	165,389	181,052	192,482
Vehicles [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Translation differences	(15,002)	(9,089)
Depreciation	7,099	28,405
Property, plant and equipment, ending balance	(161,632)	(169,535)	(150,219)
Property, plant and equipment, beginning balance	(169,535)	(150,219)
Property, plant and equipment, beginning balance	169,535	150,219
Property, plant and equipment, ending balance	161,632	169,535	150,219
Property, plant and equipment, net	(161,632)	(169,535)	(150,219)
Furniture And Equipment [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost, beginning balance	33,310	35,414	34,322
Additions
Translation differences		(2,104)	1,092
Disposals
Property, plant and equipment, cost, ending balance		33,310	35,414
Accumulated depreciation Property, plant and equipment, beginning balance	30,168	29,645	26,378
Depreciation		2,297	2,301
Translation differences		(1,774)	966
Accumulated depreciation Property, plant and equipment, ending balance		30,168	29,645
Property, plant and equipment, ending balance	2,043	3,142	5,768
Property, plant and equipment, beginning balance	3,142	5,768
Property, plant and equipment, beginning balance	(3,142)	(5,768)
Property, plant and equipment, ending balance	(2,043)	(3,142)	(5,768)
Property, plant and equipment, net	2,043	3,142	5,768
Furniture And Equipment [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Additions	831
Translation differences	(2,920)	(2,104)
Disposals
Property, plant and equipment, ending balance	31,221	33,310	35,414
Property, plant and equipment, beginning balance	33,310	35,414
Property, plant and equipment, beginning balance	(33,310)	(35,414)
Property, plant and equipment, ending balance	(31,221)	(33,310)	(35,414)
Property, plant and equipment, net	31,221	33,310	35,414
Furniture And Equipment [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Translation differences	(2,689)	(1,774)
Depreciation	1,699	2,297
Property, plant and equipment, ending balance	(29,178)	(30,168)	(29,645)
Property, plant and equipment, beginning balance	(30,168)	(29,645)
Property, plant and equipment, beginning balance	30,168	29,645
Property, plant and equipment, ending balance	29,178	30,168	29,645
Property, plant and equipment, net	(29,178)	(30,168)	(29,645)
Capital Work In Progress [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, cost, beginning balance	1,301,197	390,059
Additions		938,175	390,059
Translation differences		(27,037)
Disposals
Property, plant and equipment, cost, ending balance		1,301,197	390,059
Accumulated depreciation Property, plant and equipment, beginning balance
Depreciation
Translation differences
Accumulated depreciation Property, plant and equipment, ending balance
Property, plant and equipment, ending balance	1,215,786	1,301,197	390,059
Property, plant and equipment, beginning balance	1,301,197	390,059
Property, plant and equipment, beginning balance	(1,301,197)	(390,059)
Property, plant and equipment, ending balance	(1,215,786)	(1,301,197)	(390,059)
Property, plant and equipment, net	1,215,786	1,301,197	390,059
Capital Work In Progress [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Additions	711	938,175
Translation differences	(86,122)	(27,037)
Disposals
Property, plant and equipment, ending balance	1,215,786	1,301,197	390,059
Property, plant and equipment, beginning balance	1,301,197	390,059
Property, plant and equipment, beginning balance	(1,301,197)	(390,059)
Property, plant and equipment, ending balance	(1,215,786)	(1,301,197)	(390,059)
Property, plant and equipment, net	1,215,786	1,301,197	390,059
Capital Work In Progress [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Translation differences
Depreciation
Property, plant and equipment, ending balance
Property, plant and equipment, beginning balance
Property, plant and equipment, beginning balance
Property, plant and equipment, ending balance
Property, plant and equipment, net